ACQUISITIONS AND DIVESTITURES - Narrative (Details) - USD ($) $ in Millions						3 Months Ended		6 Months Ended
	May 09, 2018	Jun. 30, 2017	Jun. 09, 2017	Apr. 06, 2017	Mar. 28, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018
Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership in joint operation								50.00%
Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold					25.00%
Proportion of ownership in joint operation			50.00%		50.00%
Implied fair value from consideration received in deconsolidation			$ 1,200
Percent of interest sold in deconsolidation			100.00%
Impairment loss (reversal of loss)							$ 1,120
Gains (losses) recognised when control of subsidiary is lost						$ 193
Midas Gold
Disclosure of detailed information about business combination [line items]
Number of shares acquired of Associate	46,550,000.00
Proportion of ownership interest in associate	19.90%
Total consideration paid for purchase of interests in associates	$ 38
Shandong | Veladero
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold		50.00%		50.00%
Cash consideration received				$ 960
Gains (losses) recognised when control of subsidiary is lost						$ 689
Goldcorp | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold			25.00%
Kinross | Cerro Casale
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest sold			25.00%